Regulatory Matters, Commitments, Contingencies and Environmental Matters (Future minimum lease commitments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Regulatory Matters, Commitments, Contingencies And Environmental Liabilities [Abstract]
2017	$ 38
2018	30
2019	28
2020	28
2021	35
Thereafter	133
Future minimum lease commitments	292
Less: Sublease rental income	(14)
Net future minimum lease commitments	$ 278